Annual Total Returns[BarChart] - AST Bond Portfolio 2023 - No Share Class	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.20%)	12.62%	2.71%	1.91%	1.69%	(0.26%)	6.51%	6.77%